Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The Group assesses the recoverability of deferred tax assets based on the future activities carried out by the different companies, on tax regulations in the different countries in which these companies operate, and on the strategic decisions affecting the companies. The schedule in Spain, with respect to carryforward tax losses, temporary differences and deductions, has been calculated at 2018 year end, considering the effects of the resolution notified on January 22, 2019, issued by the Central Economic-Administrative Court (TEAC) which partially upheld the claims made by Telefónica in connection with the tax inspections for the years 2008 to 2011, which allows the use of tax credits, mainly tax losses carryforward for years, 2008, 2009 and 2010. Under the assumptions made, considering the TEAC resolution, the estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position in 2018 and 2017 is as follows:

Millions of euros
12/31/2018	Total	Less than 1 year	More than 1 year
Deferred tax assets	7,631	1,736	5,895
Deferred tax liabilities	2,674	(9)	2,683

Millions of euros
12/31/2017	Total	Less than 1 year	More than 1 year
Deferred tax assets	7,820	922	6,898
Deferred tax liabilities	2,145	(86)	2,231
The movements in deferred taxes in the Telefónica Group in 2018 and 2017 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2017	7,820	2,145
Additions	1,866	916
Disposals	(1,844)	(320)
Transfers	(79)	(204)
Translation differences and hyperinflation adjustments	(127)	130
Company movements and others	(5)	7
Balance at December 31, 2018	7,631	2,674

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2016	8,229	2,395
Additions	1,702	579
Disposals	(1,711)	(413)
Transfers	(196)	(391)
Translation differences and hyperinflation adjustments	(211)	(70)
Company movements and others	7	45
Balance at December 31, 2017	7,820	2,145

The Spanish tax group had unused tax loss carryforwards at December 31, 2018 amounting to 11,045 million euros:

Million of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	8,040	3,322	4,718
Tax loss carryforwards generated before consolidation in the tax group	3,005	—	3,005

Millions of euros	12/31/2018	12/31/2017
Tax credits for loss carryforwards	3,828	2,776
Unused tax deductions	1,422	1,858
Deferred tax assets for temporary differences	2,381	3,186
Total deferred tax assets	7,631	7,820
The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2018 and 2017 are as follows:

Millions of euros	12/31/2018	12/31/2017
Goodwill and intangible assets	724	1,044
Property, plant and equipment	742	1,139
Personnel commitments	1,397	1,562
Provisions	895	1,079
Investments in subsidiaries, associates and other shareholdings	6	4
Inventories and receivables	254	301
Other	572	746
Total deferred tax assets for temporary differences	4,590	5,875
Deferred tax assets and liabilities offset	(2,209)	(2,689)
Total deferred tax assets for temporary differences registered in the statement of financial position	2,381	3,186

Millions of euros	12/31/2018	12/31/2017
Goodwill and intangible assets	1,981	2,192
Property, plant and equipment	1,307	1,168
Personnel commitments	19	35
Provisions	19	42
Investments in subsidiaries, associates and other shareholdings	780	1,015
Inventories and receivables	185	53
Other	592	329
Total deferred tax liabilities for temporary differences	4,883	4,834
Deferred tax assets and liabilities offset	(2,209)	(2,689)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	2,674	2,145

The movements in Tax credits for loss carryforwards in the Telefónica Group in 2018 and 2017 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2017	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2018
Spain	1,500	791	(11)	—	(8)	2,272
Germany	472	185	(77)	—	—	580
Hispanoamérica	799	292	(69)	—	(46)	976
Other countries	5	—	(4)	—	(1)	—
Total tax credits for loss carryforwards	2,776	1,268	(161)	—	(55)	3,828

Location of the company (Millions of euros)	Balance at 12/31/2016	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2017
Spain	1,617	—	(114)	(1)	(2)	1,500
Germany	550	82	(160)	—	—	472
Hispanoamérica	321	675	(53)	—	(144)	799
Other countries	25	—	(20)	—	—	5
Total tax credits for loss carryforwards	2,513	757	(347)	(1)	(146)	2,776

Schedule of Tax Payables and Receivables
Current tax payables and receivables at December 31, 2018 and 2017 are as follows:

Millions of euros	Balance at 12/31/2018	Balance at 12/31/2017
Taxes payable
Tax withholdings	98	154
Indirect taxes	781	1,030
Social security	123	151
Current income taxes payable	580	580
Other	465	426
Total	2,047	2,341

Millions of euros	Balance at 12/31/2018	Balance at 12/31/2017
Tax receivables
Indirect tax	1,073	618
Current income taxes receivable	456	618
Other	147	139
Total	1,676	1,375

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income
The reconciliation between book profit before tax and the income tax expense from continuing operations for 2018, 2017 and 2016 is as follows:

Millions of euros	2018	2017	2016
Accounting profit before tax	5,571	4,597	3,245
Tax expense at prevailing statutory rate	1,544	1,310	897
Permanent differences	133	(186)	(42)
Changes in deferred tax charge due to changes in tax rates	6	19	1
(Capitalization)/reversal of tax deduction and tax relief	371	(79)	(762)
(Capitalization)/reversal of loss carryforwards	(1,067)	(123)	714
(Increase)/decrease in tax expense arising from temporary differences	569	157	(8)
Other	65	121	46
Income tax expense	1,621	1,219	846
Breakdown of current/deferred tax expense
Current tax expense	1,122	968	1,012
Deferred tax expense/(benefit)	499	251	(166)
Total income tax expense	1,621	1,219	846